FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Sep. 30, 2022 item Y	Dec. 31, 2021	Dec. 31, 2021 item	Dec. 31, 2021 Y	Aug. 13, 2021
Common stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	0.1029	9.97	0.0997		10.00
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	0.1150	11.50	0.1150		11.50
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	0		0
Term to Business Combination (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	3.86	4.61		4.61	5.00
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	0.033	9.1	0.091		19.0
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	0.0417	1.20	0.0120		0.81
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, measurement input	0.0043	0.44	0.0044		1.20